Property, Plant and Equipment - Summary of Carrying amounts of leased assets under finance leases included within property, plant and equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases	¥ 558,077	¥ 408,821	¥ 399,590
Property, plant and equipment not subject to operating leases [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases		4,119
Buildings and structures [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases	187,686		181,508
Buildings and structures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases		772
Machinery and equipment [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases	44,717		46,319
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases		126
Tools, furniture and fixtures [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases	¥ 88,127		¥ 83,038
Tools, furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of leased assets under finance leases included within property, plant and equipment [line items]
Carrying amounts of leased assets under finance leases		¥ 3,221